Consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit after tax	£ 770	£ 813
Taxation charge	286	262
Net finance costs	119	129
Depreciation of property, plant and equipment and right of use assets	109	115
Amortisation of intangible assets	59	61
Impairment and assets written off, net of reversals	12	1
Loss/(gain) on sale of property, plant and equipment and businesses	(20)
Share-based incentive plan expense	53	42
Other non-cash movements	(7)	(3)
Increase/(decrease) in pension and other provisions	141	(32)
Changes in working capital:
(Increase)/decrease in inventories	(39)	15
Increase in trade receivables	(173)	(148)
Increase in trade payables	110	107
Net change in other receivables and payables	(138)	(112)
Taxation paid	(238)	(223)
Net cash inflow from operating activities	1,044	1,027
Cash flows from investing activities
Purchase of property, plant and equipment	(110)	(96)
Proceeds from sale of property, plant, and equipment	21
Purchase of intangible assets	(30)	(33)
Proceeds from sale of businesses	25	14
Interest received	26	39
Decrease in liquid investments	6
Net cash outflow from investing activities	(62)	(76)
Cash flows from financing activities
Share capital purchased for cancellation	(457)	(372)
Purchase of non-controlling interests		(174)
Payment of lease liabilities	(33)	(29)
Interest paid	(174)	(195)
Dividends paid to shareholders	(436)	(415)
Distributions to non-controlling interests	(8)	(8)
Repayment of borrowings	(737)	(1,352)
Proceeds from borrowings	325	40
Other financing cash flows	11	(12)
Net cash outflow from financing activities	(1,509)	(2,517)
Decrease in cash and cash equivalents and bank overdrafts	(527)	(1,566)
Cash and cash equivalents and bank overdrafts at the beginning of the period	1,303	2,207
Exchange adjustments	29	(15)
Cash and cash equivalents and bank overdrafts at the end of the period	805	626
Cash and cash equivalents and bank overdrafts at the end of the period comprise:
Cash and cash equivalents	826	676
Overdrafts	(21)	(50)
Cash and cash equivalents and bank overdrafts at the end of the period	£ 805	£ 626